Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 18,949,303	$ 22,101,932
Less: allowance for expected credit loss	(3,970,434)	(2,957,829)
Accounts receivable, net	$ 14,978,869	$ 19,144,103